Consolidated companies as of December 31, 2022	12 Months Ended
Dec. 31, 2022
Consolidated companies as of December 31, 2022
Consolidated companies as of December 31, 2022

33. Consolidated companies as of December 31, 2022

		Year ended December 31,
		2022		2021	2020
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2022 vs 2021)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

AboundBio, Inc.	United States	100%	100%	0%	0%
CellPoint B.V.	The Netherlands	100%	100%	0%	0%
Galapagos Biopharma Belgium BV	Belgium	100%		100%	100%
Galapagos Biopharma Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos Biopharma Spain S.L.U.	Spain	100%		100%	100%
Galapagos Biopharma Italy S.r.l.	Italy	100%		100%	100%
Galapagos Biopharma Germany GmbH	Germany	100%		100%	100%
Galapagos Biopharma Sweden AB	Sweden	100%		100%	0%
Galapagos Biopharma Norway AS	Norway	100%		100%	0%
Galapagos Biopharma Finland Oy	Finland	100%		100%	0%
Galapagos Biopharma Denmark ApS	Denmark	100%		100%	0%
Galapagos Biopharma Austria GmbH	Austria	100%		100%	0%
Galapagos Biopharma Ireland Ltd	Ireland	100%		100%	0%
Galapagos B.V.	The Netherlands	100%		100%	100%
Galapagos Biotech Ltd (formerly Inpharmatica Ltd.)	United Kingdom	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	100%
Galapagos, Inc. (formerly Biofocus, Inc.)	United States	100%		100%	100%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate Belgium BV (former Galapagos Real Estate 1 BV)	Belgium	100%		100%	100%
Galapagos Real Estate Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos SASU	France	100%		100%	100%
Fidelta d.o.o.	Croatia	0%		0%	100%
Xenometrix, Inc. in liquidation	United States	100%		100%	100%

On January 4, 2021, we closed the sale of our fee-for-service business Fidelta. Selvita S.A. acquired 100% of the outstanding shares in Fidelta.

In 2022, we acquired all of the issued and outstanding shares of CellPoint and AboundBio.

There are no significant restrictions on the group’s ability to access or use assets and settle liabilities of one of the group’s subsidiaries.